SEGMENTED INFORMATION (Tables)	12 Months Ended
Nov. 30, 2021
SEGMENTED INFORMATION
Summary of operating segments from geographical areas

The operating segments for the year ended November 30, 2021 and 2020:

			November 30, 2021
		United States
		and
	Canada	International	Total
	$	$	$
Net revenue	67,206	10,969	78,175
Cost of sales, inventory allowance, and fair value changes	56,692	4,244	60,936
	10,514	6,725	17,239
Operating expenses	61,599	10,536	72,135
	(51,085)	(3,811)	(54,896)
Non-operating (income) expense	(4,878)	(984)	(5,862)
Net income (loss)	(46,207)	(2,827)	(49,034)

Total assets	271,264	73,420	344,684
Total liabilities	72,354	12,892	85,246

26.  SEGMENTED INFORMATION - continued

			November 30, 2020
		United States
		and
	Canada	International	Total
	$	$	$
Net revenue	83,642	136	83,778
Cost of sales, inventory allowance, and fair value changes	57,917	137	58,054
	25,725	(1)	25,724
Operating expenses	46,254	141	46,395
	(20,529)	(142)	(20,671)
Non-operating (income) expense	11	—	11
Net income (loss)	(20,540)	(142)	(20,682)

Total assets	167,576	—	167,576
Total liabilities	40,190	—	40,190

Summary of Geographical breakdown segments from geographical areas

	November 30, 2021			November 30, 2020
	Domestic	Foreign	Total	Domestic	Foreign	Total
	$	$	$	$	$	$
Net revenue	67,206	10,969	78,175	83,642	136	83,778